Document And Entity Information	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001827401
Entity Registrant Name	BRIGHT MINDS BIOSCIENCES INC.
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2025
Entity File Number	001-40997
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	400 N Aberdeen St Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	647
Local Phone Number	407-2515
Title of 12(b) Security	Common Shares
Trading Symbol	DRUG
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	7,635,789
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	De Visser Gray LLP
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T CORPORATION SYSTEM